Overview: Fair value of net assets acquired (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	May 30, 2017 MXN ($)	May 26, 2017 MXN ($)
CURRENT:
Restricted cash and cash equivalents	$ 7,358	$ 165,622	$ 47,332
Other current assets		204,065	181,529
NON-CURRENT:
Total assets		57,515,881	56,181,821
NON-CURRENT:
Total liabilities		18,744,704	19,500,432
Aerostar
CURRENT:
Cash and cash equivalents				$ 543,242
Restricted cash and cash equivalents		165,622	47,332	16,989
Other current assets				142,410
Current assets		998,080	1,090,906	702,641
NON-CURRENT:
Land, furniture and equipment		160,186	174,450	135,929
Intangible assets, airport concessions - Net		12,956,965	13,587,071	19,308,402
Total non-current assets				19,444,331
Total assets				20,146,972
CURRENT:
Current liabilities		672,943	640,785	647,896
NON-CURRENT:
Long-term debt				8,254,620
Deferred income tax				808,894
Other non-current liabilities		$ 133,992	$ 175,479	286,315
Total non-current liabilities				9,349,829
Total liabilities				9,997,725
Net assets acquired under the business combination				10,149,247
Purchase consideration				15,755,512	$ 1,575,551
Goodwill at the acquisition date (Note 8.1)				$ 5,606,265